Change in the Carrying Amount of Goodwill by Segment (Detail) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011		Jun. 30, 2011 C&PS		Jun. 30, 2011 Drilling Services	Dec. 31, 2010 Drilling Services
Segment Reporting, Asset Reconciling Item [Line Items]
Beginning Balance	$ 247,675		$ 242,112		$ 5,563	$ 5,563
Acquisition and other	4,463	[1]	4,463	[1]
Ending Balance	$ 252,138		$ 246,575		$ 5,563	$ 5,563

[1]	For a description of our business acquisition as of June 30, 2011, see Note 2, "Business acquisition.